Subsequent Events (Details Narrative) (10K) - USD ($)		12 Months Ended
	Feb. 16, 2017	Dec. 31, 2015
Stock issued during period, value
Subsequent Event [Member] | Seven Accredited Investors [Member] | Private Placement [Member] | Restricted Stock [Member]
Stock issued during period, shares	492,491
Share issued price per share	$ 0.45
Stock issued during period, value	$ 221,621